DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows:

The breakdown of the notional and/or contractual values and the fair value of derivatives held for trading by the Company is as follows:

	R$ thousands
	On December 31, 2022					On December 31, 2021
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
Futures contracts						-
Purchase commitments:	114,376,165	-	-	-	-	99,213,654		-	-	-
- Interbank market	89,694,759	-	-	-	-	61,640,819	-	-	-	-
- Foreign currency	13,512,369	-	-	-	-	31,449,101	-	-	-	-
- Other	11,169,037	3,622,411	-	-	-	6,123,734	2,234,955	-	-	-
Sale commitments:	207,516,974		-	-	-	186,188,569		-	-	-
- Interbank market (1)	157,246,540	67,551,781	-	-	-	131,650,443	70,009,624	-	-	-
- Foreign currency (2)	42,723,808	29,211,439	-	-	-	50,649,347	19,200,246	-	-	-
- Other	7,546,626	-	-	-	-	3,888,779	-	-	-	-

Option contracts
Purchase commitments:	279,394,344		1,793,886	176,424	1,970,310	277,559,369		1,304,697	473,982	1,778,679
- Interbank market	257,221,828	8,445,913	1,132,138	(119)	1,132,019	250,565,454	8,112,967	748,111	(264)	747,847
- Foreign currency	6,590,716	-	75,499	(16,251)	59,248	3,442,347	-	151,280	(51,642)	99,638
- Other	15,581,800	356,823	586,249	192,794	779,043	23,551,568	-	405,306	525,888	931,194
Sale commitments:	270,847,005		(1,100,416)	259,216	(841,200)	270,271,972		(943,666)	(148,378)	(1,092,044)
- Interbank market	248,775,915	-	(122,879)	-	(122,879)	242,452,487	-	(96,655)	45	(96,610)
- Foreign currency	6,846,113	255,397	(85,634)	48,655	(36,979)	3,986,437	544,090	(172,612)	115,438	(57,174)
- Other	15,224,977	-	(891,903)	210,561	(681,342)	23,833,048	281,480	(674,399)	(263,861)	(938,260)

Forward contracts
Purchase commitments:	30,418,892		(775,900)	(2,423)	(778,323)	32,430,997		303,733	(5,263)	298,470
- Foreign currency	30,224,123	5,541,862	(773,873)	-	(773,873)	31,622,823	4,716,522	231,503	(826)	230,677
- Other	194,769	-	(2,027)	(2,423)	(4,450)	808,174	-	72,230	(4,437)	67,793
Sale commitments:	28,105,417		942,362	(21,228)	921,134	30,185,980		1,876,674	(38,817)	1,837,857

	R$ thousands
	On December 31, 2022					On December 31, 2021
	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value	Notional value	Net notional value (3)	Amortized cost	Fair value adjustment	Fair value
- Foreign currency (2)	24,682,261	-	340,407	-	340,407	26,906,301	-	(92,393)	-	(92,393)
- Other	3,423,156	3,228,387	601,955	(21,228)	580,727	3,279,679	2,471,505	1,969,067	(38,817)	1,930,250

Swap contracts
Assets (long position):	568,304,026		8,554,392	2,122,139	10,676,531	85,399,663		13,299,664	3,501,416	16,801,080
- Interbank market	39,592,088	434,157	989,603	2,501,866	3,491,469	26,515,089	-	(33,786)	1,594,172	1,560,386
- Fixed rate	157,051,442	71,837,047	751,565	(198,742)	552,823	16,113,972	9,253,753	4,135,240	(765,075)	3,370,165
- Foreign currency	82,003,795	-	4,659,421	(122,999)	4,536,422	32,743,824	14,819,075	8,095,899	2,530,658	10,626,557
- IGPM (General Index of market pricing)	223,031	-	240,773	(6,196)	234,577	504,587	-	563,281	11,054	574,335
- Other	289,433,670	124,511,759	1,913,030	(51,790)	1,861,240	9,522,191	4,995,108	539,030	130,607	669,637
Liabilities (short position):	446,365,683		(8,010,692)	(1,020,588)	(9,031,280)	67,738,764		(10,367,236)	(1,337,364)	(11,704,600)
- Interbank market	39,157,931	-	(1,244,424)	(1,045,548)	(2,289,972)	37,713,535	11,198,446	(29,833)	(1,336,711)	(1,366,544)
- Fixed rate	85,214,395	-	(688,110)	(105,390)	(793,500)	6,860,219	-	(2,983,362)	21,352	(2,962,010)
- Foreign currency	156,724,798	74,721,003	(4,335,358)	18,852	(4,316,506)	17,924,749	-	(5,924,580)	(53,459)	(5,978,039)
- IGPM	346,648	123,617	(444,055)	8,095	(435,960)	713,178	208,591	(759,159)	(17,985)	(777,144)
- Other	164,921,911	-	(1,298,745)	103,403	(1,195,342)	4,527,083	-	(670,302)	49,439	(620,863)
Total	1,945,328,506		1,403,632	1,513,540	2,917,172	1,048,988,968		5,473,866	2,445,576	7,919,442

Derivatives include operations maturing in D+1 (day after reporting date).
(1) Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$107,396,399 thousand (on December 2021 – R$97,361,681 thousand); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$50,673,213 thousand (on December 2021 – R$ 46,895,240 thousand);
(2) Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$31,912,812 thousand (on December 2021 – R$32,578,474 thousand); and
(3) Reflects the net notional value of derivatives of the same type with the same underlying risk.

Risk of Default

	R$ thousands
	On December 31, 2022	On December 31, 2021
Risk received in credit swaps - Notional	2,585,136	3,490,765
- Debt securities issued by companies	755,184	826,946
- Brazilian government bonds	1,184,523	2,085,120
- Foreign government bonds	645,429	578,699
Risk transferred in credit swaps - Notional	(1,476,609)	(1,512,316)
- Brazilian government bonds	(840,050)	(831,495)
- Foreign government bonds	(636,559)	(680,821)
Total net credit risk value	1,108,527	1,978,449

Exposure to future changes in interest rates

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in OCI (gross of tax effects)	Accumulated fair value adjustments in OCI (net of tax effects)
Hedge of interest receipts from investments in securities (1)	50,673,213	51,166,688	(1,369,973)	(753,485)
Hedge of interest payments on funding (1)	107,396,399	106,600,111	551,838	303,511
Total on December 31, 2022	158,069,612	157,766,799	(818,135)	(449,974)

Hedge of interest receipts from investments in securities (1)	46,895,240	47,164,744	(933,758)	(513,567)
Hedge of interest payments on funding (1)	97,361,681	96,910,430	215,196	118,358
Total on December 31, 2021	144,256,921	144,075,174	(718,562)	(395,209)

(1) Refers to the DI interest rate risk, using DI Futures contracts in B3 and Swaps, with the maturity dates until 2027, making the cash flow fixed.

Exchange rate exposure risk

	R$ thousands
	Fair value of hedge instruments	Fair value of hedged items	Fair value adjustment recorded in income (gross of tax effects)	Fair value adjustment recorded in income (net of tax effects)
Debenture hedge (1)	209,242	209,242	9,242	5,083
Total on December 31, 2022	209,242	209,242	9,242	5,083

Debenture hedge	205,592	205,592	5,592	3,076
Total on December 31, 2021	205,592	205,592	5,592	3,076
(1)	Regarding the risk of shares, using Swap contracts, with maturities up to 2028.

Exchange rate exposure risk 1

Strategy	R$ thousands
	Hedge instrument nominal value	Hedge object book value	Accumulated fair value adjustments in shareholders' equity (gross of tax effects)	Accumulated fair value adjustments in shareholders' equity (net of tax effects)
Hedge of exchange variation on future cash flows (1)	2,973,652	2,970,793	(696,930)	(365,488)
Total on December 31, 2022	2,973,652	2,970,793	(696,930)	(365,488)

Hedge of exchange variation on future cash flows (1)	4,658,609	2,800,937	(839,389)	(440,197)
Total on December 31, 2021	4,658,609	2,800,937	(839,389)	(440,197)
(1)	For subsidiaries with functional currency is different from the Real, using Forward and Futures contracts of US dollar, with the objective of hedging the foreign investment referenced to MXN (Mexican Peso) and US$ (American Dollar).

The table below presents financial assets and liabilities subject to net settlement:

The table below presents financial assets and liabilities subject to net settlement:

	R$ thousands
	On December 31, 2022			On December 31, 2021
	Gross amount	Related amount offset in the statement of financial position	Net amount	Gross amount	Related amount offset in the statement of financial position	Net amount
Financial assets
Interbank investments	109,054,313	-	109,054,313	67,500,239	-	67,500,239
Derivative financial instruments	16,258,496	-	16,258,496	22,184,725	-	22,184,725

Financial liabilities
Securities sold under agreements to repurchase	222,694,031	-	222,694,031	222,574,700	-	222,574,700
Derivative financial instruments	13,341,324	-	13,341,324	14,265,283	-	14,265,283